STATEMENT OF OPERATIONS	12 Months Ended
Nov. 30, 2022 USD ($) $ / shares shares
Operating and formation costs	$ 668,272
Interest income - bank	(19)
Loss from operations	(668,253)
Other income:
Interest earned on marketable securities held in Trust Account	1,483,349
Unrealized gain on marketable securities held in Trust Account	1,993
Total other income	1,485,342
Net income	$ 817,089
Class A Ordinary Shares [Member]
Other income:
Weighted average shares outstanding | shares	7,311,950
Basic and diluted net loss per share | $ / shares	$ 0.08
Class B Ordinary Shares [Member]
Other income:
Weighted average shares outstanding | shares	2,520,195
Basic and diluted net loss per share | $ / shares	$ 0.08